Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2013 Customer	Sep. 30, 2012 Customer	Sep. 30, 2011
Statutory Accounting Practices [Line Items]
Cash and cash equivalents maximum maturity period	90 days
Minimum likelihood of tax benefits being realized upon ultimate settlement	50.00%
Percentage of revenue to major customer	10.00%
Revenue from third-party sales	Less than 10%	Less than 10%	Less than 10%
Number of customers with an account receivable balance of more than 10% of total accounts receivable	1	2
Aggregate account receivable of 10% or more of total accounts receivable	25.00%	28.00%
Concentration of credit risk, accounts receivable	As of September 30, 2013, the Company had one customer with an account receivable balance of more than 10% of total accounts receivable, amounting to 25%, which was lower than its respective portion of total revenue.	As of September 30, 2012, the Company had two customers with accounts receivable balances of 10% or more of total accounts receivable, aggregating 28%, which was lower than their aggregate portion of total revenue.
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Statutory Accounting Practices [Line Items]
Percentage threshold for concentration of credit risk, accounts receivable disclosure	10.00%	10.00%
Minimum [Member]
Statutory Accounting Practices [Line Items]
Estimated useful life of assets	3 years
Maximum [Member]
Statutory Accounting Practices [Line Items]
Estimated useful life of assets	10 years